Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Transactions Between Related Parties

	2025 £m	2024 £m	2023 £m
Transactions
– gross revenue*	500	492	523
– purchase of goods and services	(221)	(192)	(184)
– other income	945	448	560
Amounts receivable at 31 December	92	39	48
Amounts payable at 31 December	(2)	(12)	(4)
Note:
*Gross revenue is based on the invoice issued to the related party.

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2025 £m	2024 £m	2023 £m
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	26	21	17
– post-employment benefits	1	1	1
– share-based payments	18	12	13
	45	34	31
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chair			Non-Executive Directors			Total
	2025 £'000	2024 £'000	2023 £'000	2025 £'000	2024 £'000	2023 £'000	2025 £'000	2024 £'000	2023 £'000	2025 £'000	2024 £'000	2023 £'000
Salary; fees; benefits; incentives
– salary	1,935	1,907	1,644							1,935	1,907	1,644
– fees				736	711	688	1,083	1,112	1,059	1,819	1,823	1,747
– taxable benefits	606	617	395	19	17	17	394	79	31	1,019	713	443
– short-term incentives	3,560	3,496	1,650							3,560	3,496	1,650
– long-term incentives	1,954	1,474	1,371							1,954	1,474	1,371
– buy-out	—	2,969	—							—	2,969	—
Sub-total	8,055	10,463	5,060	755	728	705	1,477	1,191	1,090	10,287	12,382	6,855
Pension; other emoluments
– pension	281	276	248							281	276	248
– other emoluments	8	6	2							8	6	2
Sub-total	289	282	250							289	282	250
Total emoluments	8,344	10,745	5,310	755	728	705	1,477	1,191	1,090	10,576	12,664	7,105